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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Amelia Peabody Foundation
Address:     One Hollis Street
             Wellesley, MA 02482

Form 13F File Number:               028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   January 24, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $ 115,356 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair



                                      -2-


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               FORM 13F INFORMATION TABLE


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
COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6        COLUMN 7         COLUMN 8

Name of Issuer    Title of Class    CUSIP       Value      Shrs or   Sh/ Put/     Investment         Other        Voting Authority
                                               X $1000)    Prn Amt   Prn Call     Discretion       Managers     Sole   Shared   None

America Online       Common      02364J104        3,035     40,000     SH      Shared - Other   1, 2, 3, 4, 5   40,000

American             Common      026874107        3,784     35,000     SH      Shared - Other   1, 2, 3, 4, 5   35,000
International

Amerigas Partners
Common Units         Common      030975106          452     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000

Apple Computer       Common      037833100        2,570     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

Applied Material
Inc                  Common      038222105        3,801     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000

AT&T Corp            Common      001957109          508     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000
Avalonbay Comms
8.96% Series G
Prfd                 Preferred   053484606          198     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

Blackrock 2001
Term Trust Inc       Common      092477108          485     55,000     SH      Shared - Other   1, 2, 3, 4, 5   55,000
Buckeye Partners
L P
Unit LTD
Partnership          Common      118230101        2,600    100,000     SH      Shared - Other   1, 2, 3, 4, 5  100,000

Cendant              Common      151313103        1,328     50,000     SH      Shared - Other   1, 2, 3, 4, 5   50,000
Cendant Corp
Income
Prides 7.5% Conv
PFD                  Preferred   151313301          934     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000
Chase Capital IV
Preferred            Preferred   16147N208          254     12,000     SH      Shared - Other   1, 2, 3, 4, 5   12,000

Chase Manhattan      Common      16161A108        1,942     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

Chase PFD Cap
Corp
Ser A 8.10% PFD      Preferred   161637202          586     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000


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Cisco Systems Inc    Common      17275R102        6,428     60,000     SH      Shared - Other   1, 2, 3, 4, 5   60,000
Citigroup            Common      172967101        2,784     50,000     SH      Shared - Other   1, 2, 3, 4, 5   50,000
Conagra Cap L C
9.35%
Ser C Prd            Preferred   20588V406          441     18,000     SH      Shared - Other   1, 2, 3, 4, 5   18,000
Conseco Inc 7%
Conv PFD             Preferred   208464602          234     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

Dell Computer        Common      247025109        1,530     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000
Duff & Phelps
Util & Corp BD TR    Common      26432K108          405     35,000     SH      Shared - Other   1, 2, 3, 4, 5   35,000

Duke Energy          Common      264399106          752     15,000     SH      Shared - Other   1, 2, 3, 4, 5   15,000

E M C Corp           Common      268648102        6,555     60,000     SH      Shared - Other   1, 2, 3, 4, 5   60,000

EL Pas Energy        Common      28368B102        1,235     65,000     SH      Shared - Other   1, 2, 3, 4, 5   65,000

Enron Toprs
8.125% Pfd           Preferred   29357P201          536     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

Exxon Mobil Corp     Common      30231G102        2,933     36,403     SH      Shared - Other   1, 2, 3, 4, 5   36,403

Florida Progress     Common      341109106        1,058     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000
Gables
Residential
Trust PFD A          Preferred   362418204          183     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

General Electric
Co                   Common      369604103        5,416     35,000     SH      Shared - Other   1, 2, 3, 4, 5   35,000

Gillette Co.         Common      375766102          412     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

Hewlett Packard      Common      428236103        1,706     15,000     SH      Shared - Other   1, 2, 3, 4, 5   15,000
HL&P Capital
Trust I
8.125% Tr Pfd
Ser A                Preferred   404202202          217     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

Home Depot Inc       Common      437076102        2,578     37,500     SH      Shared - Other   1, 2, 3, 4, 5   37,500

Hospitality Prop.    Common      44106M102          572     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000

HSBC Bank            Preferred   44328M302          649     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000


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Intel Corp           Common      458140100        4,116     50,000     SH      Shared - Other   1, 2, 3, 4, 5   50,000

Intl Business
Machines             Common      459200101        2,158     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000

Johnson & Johnson    Common      478160104          933     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000
Kinder Morgan
Energy
Partners KL Unit
LTD                  Common      494550106        3,315     80,000     SH      Shared - Other   1, 2, 3, 4, 5   80,000
Knightsbridge Tankers
LTD                  Common      G5299G106          338     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000
Lakehead Pipe
Line
Partners L P Pref
Unit                 Common      511557100          696     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000
Liberty Property
Trust SBI            Common      531172104          990     40,000     SH      Shared - Other   1, 2, 3, 4, 5   40,000

Lucent
Technologies Inc.    Common      549463107        1,500     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000

MCI Worldcom,
Inc.                 Common      55268B106        4,378     82,500     SH      Shared - Other   1, 2, 3, 4, 5   82,500

Media One Group      Common      58440J104          768     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

Microsoft            Common      594918104        1,751     15,000     SH      Shared - Other   1, 2, 3, 4, 5   15,000
Natl Australia
Bank Ltd
Sponsored ADR        Common      632525408        1,144     15,000     SH      Shared - Other   1, 2, 3, 4, 5   15,000

Nokia Corp.          Common      654902204        5,732     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000

Oracle               Common      68389X105        2,802     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

PaineWebber          Common      695629105          582     15,000     SH      Shared - Other     1,2,3,4,5     15,000
Pimco Advisors
Holdings L P         Common      69338P102        2,638     70,000     SH      Shared - Other   1, 2, 3, 4, 5   70,000

Plum Creek Timber
Co Inc.              Common      729251108          750     30,000     SH      Shared - Other   1, 2, 3, 4, 5   30,000

PP&L Cap Tr Tr
Originated Pfd
Secs                 Preferred   693497208          318     15,000     SH      Shared - Other   1, 2, 3, 4, 5   15,000

Proctor & Gamble
Co                   Common      742718109        2,191     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000
Public Storage
Inc.
Depositary PSA Sh    Preferred   74460D828          199     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000


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PWG Capital Trust
II 8.08% PFD         Preferred   69366F208          327     15,000     SH      Shared - Other   1, 2, 3, 4, 5   15,000

Royal Bank of
Scotland             Preferred   780097853          440     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000
Shop At Home Inc
Ser A PFD            Preferred   825066400            9      692       SH      Shared - Other   1, 2, 3, 4, 5    692
SJG Cap TR PFD
Secs 8.35%           Preferred   78427Q202          370     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000

Staples Inc.         Common      855030102          519     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

State Street Corp    Common      857477103        1,827     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

Sun Microsystems
Inc                  Common      866810104        3,872     50,000     SH      Shared - Other   1, 2, 3, 4, 5   50,000

Tellabs              Common      879664100        2,247     35,000     SH      Shared - Other   1, 2, 3, 4, 5   35,000

Texaco Inc.          Common      881694103        1,358     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

Texas Instruments    Common      882508104        3,382     35,000     SH      Shared - Other   1, 2, 3, 4, 5   35,000

Titan Corp.          Common      888266103          946     20,000     SH      Shared - Other   1, 2, 3, 4, 5   20,000

Tyco                 Common      902124106        1,950     50,000     SH      Shared - Other   1, 2, 3, 4, 5   50,000
UDS Capital I G
Preferred SEC
8.32%                Preferred   902655208          472     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000

UnumProvident        Preferred   91529Y205          226     10,000     SH      Shared - Other   1, 2, 3, 4, 5   10,000

Wells Fargo          Common      949746101        1,011     25,000     SH      Shared - Other   1, 2, 3, 4, 5   25,000
                                                115,356
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